Expense Example	Prospectus #1 Parametric Emerging Markets Fund Class A 1 Year	Prospectus #1 Parametric Emerging Markets Fund Class A 3 Years	Prospectus #1 Parametric Emerging Markets Fund Class A 5 Years	Prospectus #1 Parametric Emerging Markets Fund Class A 10 Years	Prospectus #1 Parametric Emerging Markets Fund Class C 1 Year	Prospectus #1 Parametric Emerging Markets Fund Class C 3 Years	Prospectus #1 Parametric Emerging Markets Fund Class C 5 Years	Prospectus #1 Parametric Emerging Markets Fund Class C 10 Years	Prospectus #1 Parametric Emerging Markets Fund Class I 1 Year	Prospectus #1 Parametric Emerging Markets Fund Class I 3 Years	Prospectus #1 Parametric Emerging Markets Fund Class I 5 Years	Prospectus #1 Parametric Emerging Markets Fund Class I 10 Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 1 Year	Prospectus #1 Parametric Emerging Markets Fund Class R6 3 Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 5 Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 10 Years	Prospectus #1 Parametric International Equity Fund Class A 1 Year	Prospectus #1 Parametric International Equity Fund Class A 3 Years	Prospectus #1 Parametric International Equity Fund Class A 5 Years	Prospectus #1 Parametric International Equity Fund Class A 10 Years	Prospectus #1 Parametric International Equity Fund Class I 1 Year	Prospectus #1 Parametric International Equity Fund Class I 3 Years	Prospectus #1 Parametric International Equity Fund Class I 5 Years	Prospectus #1 Parametric International Equity Fund Class I 10 Years	Prospectus #1 Parametric International Equity Fund Class R 1 Year	Prospectus #1 Parametric International Equity Fund Class R 3 Years	Prospectus #1 Parametric International Equity Fund Class R 5 Years	Prospectus #1 Parametric International Equity Fund Class R 10 Years	Prospectus #1 Parametric International Equity Fund Class R6 1 Year	Prospectus #1 Parametric International Equity Fund Class R6 3 Years	Prospectus #1 Parametric International Equity Fund Class R6 5 Years	Prospectus #1 Parametric International Equity Fund Class R6 10 Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I 1 Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I 3 Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I 5 Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I 10 Years
USD ($)	669	1,005	1,365	2,374	327	735	1,270	2,547	126	430	755	1,676	119	408	718	1,598	600	781	978	1,544	54	192	341	777	105	349	613	1,366	51	182	325	740	48	151	263	591